Transactions in soles	12 Months Ended
Dec. 31, 2022
Transactions in soles
Transactions in soles

5.      Transactions in soles

Transactions in soles are completed using exchange rates published by the Superintendent of Banks, Insurance and A.F.P. As of December 31, 2022, the exchange rates for U.S. dollars published by this Institution were US$0.2626 for buying and US$0.2618 for selling (US$0.2516 for buying and US$0.2501 for selling as of December 31, 2021), and have been applied by the Group for the assets and liabilities accounts, respectively.

As of December 31, 2022 and 2021, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U. S. dollars:

	2022	2021
	US$(000)	US$(000)

Assets
Cash and cash equivalents	8,822	8,587
Trade and other receivables	731,367	688,438
Income tax credit	28,046	15,456
	768,235	712,481

Liabilities
Trade and other payables	(84,552)	(72,051)
Income tax payable	(25,336)	(21,384)
Provisions	(2,365)	(3,026)
	(112,253)	(96,461)
Net asset position	655,982	616,020